Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for the fiscal years ended December 31, 2022, 2023, and 2024.

In determining the CAP to our PEO and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A graphical representation of the relationship between CAP and the financial performance measures is also presented below. Note that for non-PEO NEOs, compensation is reported as an average.

The CD&A describes the compensation setting process for our NEOs, which is done independently from the disclosure requirements shown in this section. Accordingly, the compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income	Adjusted EBITDA(5)
					HAYW Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
							($ in millions)
2024	6,023,949	6,248,873	2,572,102	2,734,439	58.29	97.83	118.7	277.4
2023	4,974,496	10,206,214	1,245,539	2,009,442	51.85	85.68	80.7	247.3
2022	4,744,758	(22,103,353)	1,264,361	(2,806,660)	35.84	60.89	179.3	367.6

(1)	Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Years 2024, 2023 and 2022 and is identified as the PEO in the table.
(2)	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid include:
	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,023,949	2,572,102	4,974,496	1,245,539	4,744,758	1,264,361
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,008)	(1,606,775)	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	4,884,626	1,924,182	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,180,607)	(151,955)	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	220,913	(3,115)	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	(193,242)
Total Adjustments for Equity Awards	224,924	162,337	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	6,248,873	2,734,439	10,206,214	2,009,442	(22,103,353)	(2,806,660)
(3)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Eifion Jones, John Collins, Susan Canning, Eric Sejourne

2023: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Fernando Blasco

2022: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Lesley Billow

(4)	TSR is determined based on the value of an initial fixed investment of $100 made on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year. TSR peer group consists of the Company’s compensation peer group, which consists of the following companies:
A. O. Smith Corporation	Latham Group, Inc.	Pentair plc	The Toro Company
Aaon, Inc.	Lennox International Inc.	Pool Corporation	Trex Company, Inc
Badger Meter, Inc.	Leslie’s, Inc.	SiteOne Landscape Supply, Inc.	Watts Water Technologies, Inc.
CSW Industrials, Inc.	Mueller Industries Inc.	SPX Technologies, Inc.	YETI Holdings, Inc.
Generac Holdings Inc	Mueller Water Products, Inc	The Azek Company Inc	Zurn Elkay Water Solutions Corporation

This TSR peer group is the same group that was utilized in fiscal year 2023 for compensation benchmarking in that year and to present peer group TSR in the pay versus performance table in the Company’s proxy statement for fiscal year 2023 filed on April 17, 2024 (the “2024 Proxy Statement”), with the exception of Evoqua Water Technologies Corp. which was removed from our peer group as a result of its acquisition by Xylem, Inc. The list of the companies that made up the 2023 peer group in the 2024 Proxy Statement contained three errors: incorrectly identifying Johnson Outdoors Inc. as a member of the peer group, while incorrectly omitting Pentair plc and SiteOne Landscape Supply, Inc. from the peer group. However, the peer group TSR figures presented in the pay versus performance table in the 2024 Proxy Statement were based on the correct peer group. As such, we have not restated any such figures in this pay versus performance table.

(5)	Adjusted EBITDA is a financial measure selected by the compensation committee for evaluating performance with respect to the compensation of our NEOs. Please see page 33 for a description of the calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Years 2024, 2023 and 2022 and is identified as the PEO in the table.
(3)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Eifion Jones, John Collins, Susan Canning, Eric Sejourne

2023: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Fernando Blasco

2022: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Lesley Billow

Peer Group Issuers, Footnote
(4)	TSR is determined based on the value of an initial fixed investment of $100 made on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year. TSR peer group consists of the Company’s compensation peer group, which consists of the following companies:
A. O. Smith Corporation	Latham Group, Inc.	Pentair plc	The Toro Company
Aaon, Inc.	Lennox International Inc.	Pool Corporation	Trex Company, Inc
Badger Meter, Inc.	Leslie’s, Inc.	SiteOne Landscape Supply, Inc.	Watts Water Technologies, Inc.
CSW Industrials, Inc.	Mueller Industries Inc.	SPX Technologies, Inc.	YETI Holdings, Inc.
Generac Holdings Inc	Mueller Water Products, Inc	The Azek Company Inc	Zurn Elkay Water Solutions Corporation

This TSR peer group is the same group that was utilized in fiscal year 2023 for compensation benchmarking in that year and to present peer group TSR in the pay versus performance table in the Company’s proxy statement for fiscal year 2023 filed on April 17, 2024 (the “2024 Proxy Statement”), with the exception of Evoqua Water Technologies Corp. which was removed from our peer group as a result of its acquisition by Xylem, Inc. The list of the companies that made up the 2023 peer group in the 2024 Proxy Statement contained three errors: incorrectly identifying Johnson Outdoors Inc. as a member of the peer group, while incorrectly omitting Pentair plc and SiteOne Landscape Supply, Inc. from the peer group. However, the peer group TSR figures presented in the pay versus performance table in the 2024 Proxy Statement were based on the correct peer group. As such, we have not restated any such figures in this pay versus performance table.

PEO Total Compensation Amount	$ 6,023,949	$ 4,974,496	$ 4,744,758
PEO Actually Paid Compensation Amount	$ 6,248,873	10,206,214	(22,103,353)
Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid include:
	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,023,949	2,572,102	4,974,496	1,245,539	4,744,758	1,264,361
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,008)	(1,606,775)	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	4,884,626	1,924,182	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,180,607)	(151,955)	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	220,913	(3,115)	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	(193,242)
Total Adjustments for Equity Awards	224,924	162,337	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	6,248,873	2,734,439	10,206,214	2,009,442	(22,103,353)	(2,806,660)

Non-PEO NEO Average Total Compensation Amount	$ 2,572,102	1,245,539	1,264,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,734,439	2,009,442	(2,806,660)
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid include:
	2024		2023		2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,023,949	2,572,102	4,974,496	1,245,539	4,744,758	1,264,361
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,008)	(1,606,775)	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	4,884,626	1,924,182	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,180,607)	(151,955)	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	220,913	(3,115)	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	(193,242)
Total Adjustments for Equity Awards	224,924	162,337	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	6,248,873	2,734,439	10,206,214	2,009,442	(22,103,353)	(2,806,660)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance measures used to link performance to executive compensation

We have listed below the five performance measures that represent the most important metrics we used to link CAP to our NEOs in 2024:

●	Adjusted EBITDA
●	Revenue (Net Sales)
●	Gross profit margin
●	Return on gross invested capital; and
●	TSR

The first two financial performance measures are discussed in detail in “Executive Compensation–Compensation Discussion and Analysis–Bonus Compensation” in this proxy statement, including the use of these measures in annual and long-term performance-based compensation awards. The next two financial performance measures are discussed in detail in “Executive Compensation–Compensation Discussion and Analysis–Equity Compensation” in this proxy statement. The final measure–TSR–is described above within this section.

Total Shareholder Return Amount	$ 58.29	51.85	35.84
Peer Group Total Shareholder Return Amount	97.83	85.68	60.89
Net Income (Loss)	$ 118,700,000	$ 80,700,000	$ 179,300,000
Company Selected Measure Amount	277,400,000	247,300,000	367,600,000
PEO Name	Kevin Holleran	Kevin Holleran	Kevin Holleran
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is a financial measure selected by the compensation committee for evaluating performance with respect to the compensation of our NEOs. Please see page 33 for a description of the calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (Net Sales)
Measure:: 3
Pay vs Performance Disclosure
Name	Gross profit margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return on gross invested capital
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 224,924	$ 5,231,718	$ (26,848,111)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,700,008)	(3,700,024)	(3,500,006)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,884,626	3,786,511	1,019,537
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,180,607)	2,911,429	(17,488,238)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,913	2,233,802	(6,879,404)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,337	763,902	(4,071,021)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,606,775)	(668,463)	(577,866)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924,182	689,787	179,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,955)	504,927	(2,615,401)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,115)	237,651	(864,161)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (193,242)